Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.53%
Advertising–0.04%
Omnicom Group, Inc.	156	$10,895
Aerospace & Defense–1.59%
Boeing Co. (The)(b)	467	74,398
General Dynamics Corp.	215	48,734
L3Harris Technologies, Inc.	147	35,276
Lockheed Martin Corp.	203	84,003
Northrop Grumman Corp.	120	57,468
Raytheon Technologies Corp.	1,153	107,471
TransDigm Group, Inc.(b)	41	25,516
		432,866
Agricultural & Farm Machinery–0.27%
Deere & Co.	215	73,784
Agricultural Products–0.13%
Archer-Daniels-Midland Co.	438	36,253
Air Freight & Logistics–0.66%
C.H. Robinson Worldwide, Inc.	97	10,738
Expeditors International of Washington, Inc.	130	13,812
FedEx Corp.	181	42,189
United Parcel Service, Inc., Class B	576	112,257
		178,996
Airlines–0.03%
Delta Air Lines, Inc.(b)	129	4,102
Southwest Airlines Co.(b)	119	4,536
		8,638
Alternative Carriers–0.03%
Liberty Global PLC, Class C (United Kingdom)(b)	319	7,302
Apparel Retail–0.28%
Ross Stores, Inc.	268	21,778
TJX Cos., Inc. (The)	899	54,983
		76,761
Apparel, Accessories & Luxury Goods–0.15%
lululemon athletica, inc.(b)	86	26,704
VF Corp.	290	12,957
		39,661
Application Software–2.59%
Adobe, Inc.(b)	367	150,514
ANSYS, Inc.(b)	67	18,692
Autodesk, Inc.(b)	167	36,126
Cadence Design Systems, Inc.(b)	212	39,449
Citrix Systems, Inc.	98	9,938
Datadog, Inc., Class A(b)	222	22,646
DocuSign, Inc.(b)	154	9,853
HubSpot, Inc.(b)	36	11,088
Intuit, Inc.	214	97,620
Palantir Technologies, Inc., Class A(b)(c)	1,318	13,641
Roper Technologies, Inc.	82	35,807
Shares		Value
Application Software–(continued)
salesforce.com, inc.(b)	755	$138,935
Splunk, Inc.(b)	116	12,054
Synopsys, Inc.(b)	118	43,365
Trade Desk, Inc. (The), Class A(b)	349	15,705
Unity Software, Inc.(b)(c)	148	5,534
Workday, Inc., Class A(b)	156	24,196
Zoom Video Communications, Inc., Class A(b)	170	17,656
		702,819
Asset Management & Custody Banks–0.99%
Ameriprise Financial, Inc.	85	22,943
Bank of New York Mellon Corp. (The)	631	27,423
BlackRock, Inc.	110	73,610
Blackstone, Inc., Class A	539	55,016
Franklin Resources, Inc.	221	6,067
KKR & Co., Inc., Class A	453	25,123
Northern Trust Corp.	161	16,065
State Street Corp.	286	20,317
T. Rowe Price Group, Inc.(c)	172	21,237
		267,801
Auto Parts & Equipment–0.08%
Aptiv PLC(b)	209	21,922
Automobile Manufacturers–2.59%
Ford Motor Co.	3,079	45,230
General Motors Co.(b)	1,137	41,228
Lucid Group, Inc.(b)(c)	426	7,774
Rivian Automotive, Inc., Class A(b)(c)	373	12,794
Tesla, Inc.(b)	668	595,489
		702,515
Automotive Retail–0.29%
AutoZone, Inc.(b)	15	32,061
CarMax, Inc.(b)	124	12,343
O’Reilly Automotive, Inc.(b)	49	34,476
		78,880
Biotechnology–2.24%
AbbVie, Inc.	1,372	196,896
Amgen, Inc.	394	97,503
Biogen, Inc.(b)	112	24,087
BioMarin Pharmaceutical, Inc.(b)	143	12,305
BioNTech SE, ADR (Germany)	195	32,204
Gilead Sciences, Inc.	977	58,376
Incyte Corp.(b)	172	13,361
Moderna, Inc.(b)	263	43,156
Regeneron Pharmaceuticals, Inc.(b)	83	48,280
Seagen, Inc.(b)	143	25,737
Vertex Pharmaceuticals, Inc.(b)	199	55,801
		607,706
Broadcasting–0.10%
Fox Corp., Class A	416	13,774
Paramount Global, Class B(c)	509	12,038
		25,812

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Building Products–0.30%
Carrier Global Corp.	657	$26,628
Johnson Controls International PLC	537	28,950
Trane Technologies PLC	183	26,899
		82,477
Cable & Satellite–0.67%
Charter Communications, Inc., Class A(b)	88	38,025
Comcast Corp., Class A	3,415	128,131
Liberty Broadband Corp., Class C(b)	108	11,764
Sirius XM Holdings, Inc.(c)	586	3,915
		181,835
Casinos & Gaming–0.08%
Las Vegas Sands Corp.(b)	596	22,463
Commodity Chemicals–0.17%
Dow, Inc.	560	29,797
LyondellBasell Industries N.V., Class A	197	17,557
		47,354
Communications Equipment–0.73%
Arista Networks, Inc.(b)	194	22,626
Cisco Systems, Inc.	3,179	144,232
Motorola Solutions, Inc.	129	30,778
		197,636
Computer & Electronics Retail–0.04%
Best Buy Co., Inc.	146	11,241
Construction Machinery & Heavy Trucks–0.47%
Caterpillar, Inc.	409	81,084
Cummins, Inc.	105	23,238
PACCAR, Inc.	267	24,436
		128,758
Construction Materials–0.13%
Martin Marietta Materials, Inc.	48	16,900
Vulcan Materials Co.	104	17,194
		34,094
Consumer Electronics–0.04%
Garmin Ltd.	119	11,617
Consumer Finance–0.57%
American Express Co.	581	89,486
Capital One Financial Corp.	287	31,521
Discover Financial Services	213	21,513
Synchrony Financial	374	12,521
		155,041
Copper–0.14%
Freeport-McMoRan, Inc.	1,108	34,957
Southern Copper Corp. (Peru)	67	3,337
		38,294
Data Processing & Outsourced Services–3.26%
Automatic Data Processing, Inc.	322	77,641
Block, Inc., Class A(b)	399	30,348
Fidelity National Information Services, Inc.	473	48,322
Fiserv, Inc.(b)	458	48,402
FleetCor Technologies, Inc.(b)	54	11,885
Global Payments, Inc.	215	26,299
Shares		Value
Data Processing & Outsourced Services–(continued)
Mastercard, Inc., Class A	747	$264,281
Paychex, Inc.	251	32,198
PayPal Holdings, Inc.(b)	895	77,444
Visa, Inc., Class A	1,267	268,743
		885,563
Distillers & Vintners–0.19%
Brown-Forman Corp., Class B	311	23,082
Constellation Brands, Inc., Class A	121	29,804
		52,886
Distributors–0.06%
Genuine Parts Co.	110	16,816
Diversified Banks–2.70%
Bank of America Corp.	6,238	210,907
Citigroup, Inc.	1,476	76,604
JPMorgan Chase & Co.	2,252	259,791
NU Holdings Ltd., Class A (Brazil)(b)	1,217	5,124
U.S. Bancorp	1,156	54,563
Wells Fargo & Co.	2,876	126,170
		733,159
Diversified Support Services–0.18%
Cintas Corp.	67	28,508
Copart, Inc.(b)	167	21,393
		49,901
Drug Retail–0.08%
Walgreens Boots Alliance, Inc.	562	22,266
Electric Utilities–1.77%
American Electric Power Co., Inc.	408	40,213
Avangrid, Inc.(c)	39	1,900
Duke Energy Corp.	600	65,958
Edison International	300	20,331
Entergy Corp.	160	18,421
Eversource Energy	270	23,819
Exelon Corp.	763	35,472
FirstEnergy Corp.	424	17,426
NextEra Energy, Inc.	1,528	129,101
PG&E Corp.(b)(c)	1,507	16,366
PPL Corp.	563	16,372
Southern Co. (The)	828	63,665
Xcel Energy, Inc.	429	31,394
		480,438
Electrical Components & Equipment–0.50%
AMETEK, Inc.	180	22,230
Eaton Corp. PLC	310	46,001
Emerson Electric Co.	481	43,324
Rockwell Automation, Inc.	90	22,975
		134,530
Electronic Components–0.20%
Amphenol Corp., Class A	428	33,011
Corning, Inc.	609	22,387
		55,398
Electronic Equipment & Instruments–0.14%
Keysight Technologies, Inc.(b)	140	22,764
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Electronic Equipment & Instruments–(continued)
Zebra Technologies Corp., Class A(b)	40	$14,308
		37,072
Electronic Manufacturing Services–0.12%
TE Connectivity Ltd. (Switzerland)	248	33,165
Environmental & Facilities Services–0.37%
Republic Services, Inc.	161	22,324
Waste Connections, Inc.	197	26,274
Waste Management, Inc.	308	50,685
		99,283
Fertilizers & Agricultural Chemicals–0.12%
Corteva, Inc.	560	32,228
Financial Exchanges & Data–1.06%
CME Group, Inc., Class A	280	55,854
Intercontinental Exchange, Inc.	427	43,550
Moody’s Corp.	142	44,056
MSCI, Inc.	61	29,362
Nasdaq, Inc.	89	16,100
S&P Global, Inc.	265	99,886
		288,808
Food Distributors–0.12%
Sysco Corp.	396	33,620
Food Retail–0.09%
Kroger Co. (The)	548	25,449
Footwear–0.40%
NIKE, Inc., Class B	952	109,404
General Merchandise Stores–0.48%
Dollar General Corp.	175	43,475
Dollar Tree, Inc.(b)	174	28,773
Target Corp.	348	56,856
		129,104
Gold–0.10%
Newmont Corp.	615	27,847
Health Care Distributors–0.25%
AmerisourceBergen Corp.	117	17,074
Cardinal Health, Inc.	208	12,388
McKesson Corp.	110	37,574
		67,036
Health Care Equipment–2.39%
Abbott Laboratories	1,338	145,628
Baxter International, Inc.	396	23,229
Becton, Dickinson and Co.	222	54,237
Boston Scientific Corp.(b)	1,105	45,360
DexCom, Inc.(b)	306	25,116
Edwards Lifesciences Corp.(b)	478	48,058
IDEXX Laboratories, Inc.(b)	64	25,548
Intuitive Surgical, Inc.(b)	279	64,217
Medtronic PLC	1,042	96,406
ResMed, Inc.	113	27,179
STERIS PLC	78	17,601
Stryker Corp.	275	59,056
Zimmer Biomet Holdings, Inc.	164	18,104
		649,739
Shares		Value
Health Care Facilities–0.13%
HCA Healthcare, Inc.	165	$35,049
Health Care REITs–0.22%
Healthpeak Properties, Inc.	410	11,328
Ventas, Inc.	313	16,833
Welltower, Inc.(c)	369	31,860
		60,021
Health Care Services–0.72%
Cigna Corp.	242	66,637
CVS Health Corp.	1,018	97,402
Laboratory Corp. of America Holdings	72	18,878
Quest Diagnostics, Inc.	90	12,291
		195,208
Health Care Supplies–0.06%
Align Technology, Inc.(b)	58	16,296
Health Care Technology–0.09%
Veeva Systems, Inc., Class A(b)	109	24,370
Home Improvement Retail–1.24%
Home Depot, Inc. (The)	796	239,548
Lowe’s Cos., Inc.	505	96,723
		336,271
Homebuilding–0.13%
D.R. Horton, Inc.	245	19,117
Lennar Corp., Class A	205	17,425
		36,542
Hotels, Resorts & Cruise Lines–0.65%
Airbnb, Inc., Class A(b)	309	34,293
Booking Holdings, Inc.(b)	31	60,006
Carnival Corp.(b)(c)	669	6,061
Expedia Group, Inc.(b)	119	12,620
Hilton Worldwide Holdings, Inc.	214	27,407
Marriott International, Inc., Class A	219	34,782
		175,169
Household Products–1.38%
Church & Dwight Co., Inc.	189	16,626
Clorox Co. (The)	97	13,758
Colgate-Palmolive Co.	648	51,024
Kimberly-Clark Corp.	262	34,529
Procter & Gamble Co. (The)	1,868	259,484
		375,421
Hypermarkets & Super Centers–1.22%
Costco Wholesale Corp.	344	186,207
Walmart, Inc.	1,106	146,048
		332,255
Industrial Conglomerates–0.84%
3M Co.	441	63,169
General Electric Co.	854	63,119
Honeywell International, Inc.	526	101,234
		227,522
Industrial Gases–0.58%
Air Products and Chemicals, Inc.	172	42,696
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Industrial Gases–(continued)
Linde PLC (United Kingdom)	384	$115,968
		158,664
Industrial Machinery–0.54%
Dover Corp.	113	15,106
Fortive Corp.	274	17,659
Illinois Tool Works, Inc.	240	49,862
Otis Worldwide Corp.	327	25,562
Parker-Hannifin Corp.	99	28,620
Stanley Black & Decker, Inc.	109	10,609
		147,418
Industrial REITs–0.28%
Prologis, Inc.	572	75,824
Insurance Brokers–0.58%
Aon PLC, Class A	162	47,149
Arthur J. Gallagher & Co.	163	29,175
Marsh & McLennan Cos., Inc.	388	63,617
Willis Towers Watson PLC	79	16,348
		156,289
Integrated Oil & Gas–2.28%
Chevron Corp.	1,558	255,169
Exxon Mobil Corp.	3,259	315,895
Occidental Petroleum Corp.(c)	731	48,063
		619,127
Integrated Telecommunication Services–0.94%
AT&T, Inc.	5,582	104,830
Verizon Communications, Inc.	3,270	151,041
		255,871
Interactive Home Entertainment–0.31%
Activision Blizzard, Inc.	573	45,811
Electronic Arts, Inc.	208	27,296
ROBLOX Corp., Class A(b)(c)	259	11,119
		84,226
Interactive Media & Services–5.06%
Alphabet, Inc., Class A(b)	8,951	1,041,180
Match Group, Inc.(b)	224	16,422
Meta Platforms, Inc., Class A(b)	1,763	280,493
Pinterest, Inc., Class A(b)	441	8,591
Snap, Inc., Class A(b)	873	8,625
Twitter, Inc.(b)	484	20,139
		1,375,450
Internet & Direct Marketing Retail–3.68%
Amazon.com, Inc.(b)	6,864	926,297
Coupang, Inc. (South Korea)(b)(c)	800	13,832
DoorDash, Inc., Class A(b)	157	10,951
eBay, Inc.	389	18,917
MercadoLibre, Inc. (Brazil)(b)	38	30,921
		1,000,918
Internet Services & Infrastructure–0.30%
Akamai Technologies, Inc.(b)	121	11,642
Okta, Inc.(b)(c)	115	11,322
Snowflake, Inc., Class A(b)(c)	215	32,231
Twilio, Inc., Class A(b)	135	11,448
Shares		Value
Internet Services & Infrastructure–(continued)
VeriSign, Inc.(b)	84	$15,889
		82,532
Investment Banking & Brokerage–1.00%
Charles Schwab Corp. (The)	1,321	91,215
Goldman Sachs Group, Inc. (The)	270	90,015
Morgan Stanley	1,057	89,105
		270,335
IT Consulting & Other Services–1.05%
Accenture PLC, Class A	493	150,986
Cognizant Technology Solutions Corp., Class A	403	27,388
EPAM Systems, Inc.(b)	43	15,018
International Business Machines Corp.	702	91,814
		285,206
Life & Health Insurance–0.40%
Aflac, Inc.	453	25,957
MetLife, Inc.	626	39,594
Principal Financial Group, Inc.	190	12,719
Prudential Financial, Inc.	290	28,997
		107,267
Life Sciences Tools & Services–1.78%
Agilent Technologies, Inc.	233	31,245
Danaher Corp.	518	150,982
Illumina, Inc.(b)	122	26,435
IQVIA Holdings, Inc.(b)	145	34,839
Mettler-Toledo International, Inc.(b)	17	22,945
Thermo Fisher Scientific, Inc.	302	180,720
Waters Corp.(b)	46	16,745
West Pharmaceutical Services, Inc.	57	19,583
		483,494
Managed Health Care–2.10%
Centene Corp.(b)(c)	453	42,115
Elevance Health, Inc.	186	88,741
Humana, Inc.	97	46,754
UnitedHealth Group, Inc.	724	392,654
		570,264
Metal & Glass Containers–0.07%
Ball Corp.	246	18,061
Movies & Entertainment–1.02%
Liberty Media Corp.-Liberty Formula One, Class C(b)	337	22,838
Netflix, Inc.(b)	341	76,691
Walt Disney Co. (The)(b)	1,415	150,132
Warner Bros Discovery, Inc.(b)	1,879	28,185
		277,846
Multi-line Insurance–0.17%
American International Group, Inc.	588	30,441
Hartford Financial Services Group, Inc. (The)	251	16,182
		46,623
Multi-Sector Holdings–1.53%
Berkshire Hathaway, Inc., Class B(b)	1,386	416,632
Multi-Utilities–0.82%
Ameren Corp.	201	18,717
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Multi-Utilities–(continued)
CMS Energy Corp.	227	$15,602
Consolidated Edison, Inc.	278	27,597
Dominion Energy, Inc.	632	51,811
DTE Energy Co.	150	19,545
Public Service Enterprise Group, Inc.	383	25,152
Sempra Energy	241	39,958
WEC Energy Group, Inc.	246	25,537
		223,919
Office REITs–0.12%
Alexandria Real Estate Equities, Inc.	129	21,385
Boston Properties, Inc.	123	11,213
		32,598
Oil & Gas Equipment & Services–0.30%
Baker Hughes Co., Class A	736	18,908
Halliburton Co.	708	20,744
Schlumberger N.V.	1,106	40,955
		80,607
Oil & Gas Exploration & Production–1.04%
ConocoPhillips	1,000	97,430
Coterra Energy, Inc.	611	18,690
Devon Energy Corp.	489	30,734
Diamondback Energy, Inc.	129	16,515
EOG Resources, Inc.	456	50,716
Hess Corp.	221	24,856
Pioneer Natural Resources Co.	181	42,888
		281,829
Oil & Gas Refining & Marketing–0.39%
Marathon Petroleum Corp.	393	36,023
Phillips 66	384	34,176
Valero Energy Corp.	316	35,003
		105,202
Oil & Gas Storage & Transportation–0.41%
Cheniere Energy, Inc.	197	29,467
Kinder Morgan, Inc.	1,555	27,975
ONEOK, Inc.	349	20,849
Williams Cos., Inc. (The)	949	32,351
		110,642
Other Diversified Financial Services–0.08%
Apollo Global Management, Inc.	393	22,440
Packaged Foods & Meats–0.98%
Campbell Soup Co.	157	7,748
Conagra Brands, Inc.	373	12,760
General Mills, Inc.	467	34,927
Hershey Co. (The)	114	25,988
Hormel Foods Corp.	426	21,019
JM Smucker Co. (The)	82	10,850
Kellogg Co.	260	19,219
Kraft Heinz Co. (The)	795	29,280
McCormick & Co., Inc.	197	17,208
Mondelez International, Inc., Class A	1,073	68,715
Tyson Foods, Inc., Class A	223	19,626
		267,340
Shares		Value
Paper Packaging–0.10%
Amcor PLC	1,177	$15,242
International Paper Co.	275	11,762
		27,004
Personal Products–0.18%
Estee Lauder Cos., Inc. (The), Class A	179	48,885
Pharmaceuticals–4.35%
Bristol-Myers Squibb Co.	1,615	119,155
Eli Lilly and Co.	694	228,805
Johnson & Johnson	2,044	356,719
Merck & Co., Inc.	1,969	175,910
Pfizer, Inc.	4,362	220,324
Royalty Pharma PLC, Class A	328	14,265
Zoetis, Inc.	364	66,448
		1,181,626
Property & Casualty Insurance–0.66%
Allstate Corp. (The)	209	24,447
Chubb Ltd.	323	60,931
Markel Corp.(b)	10	12,971
Progressive Corp. (The)	455	52,352
Travelers Cos., Inc. (The)	186	29,518
		180,219
Railroads–0.77%
CSX Corp.	1,657	53,571
Norfolk Southern Corp.	184	46,215
Union Pacific Corp.	482	109,559
		209,345
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	250	21,405
Regional Banks–0.80%
Fifth Third Bancorp	534	18,220
First Republic Bank	140	22,779
KeyCorp	735	13,451
M&T Bank Corp.	140	24,843
PNC Financial Services Group, Inc. (The)	316	52,437
Regions Financial Corp.	726	15,377
SVB Financial Group(b)	46	18,563
Truist Financial Corp.	1,032	52,085
		217,755
Research & Consulting Services–0.24%
CoStar Group, Inc.(b)	306	22,213
Equifax, Inc.	95	19,846
Verisk Analytics, Inc.	120	22,830
		64,889
Residential REITs–0.22%
AvalonBay Communities, Inc.	108	23,106
Equity Residential	288	22,576
Essex Property Trust, Inc.	51	14,613
		60,295
Restaurants–1.05%
Chipotle Mexican Grill, Inc.(b)	22	34,413
McDonald’s Corp.	570	150,121
Starbucks Corp.	872	73,928
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.	220	$26,959
		285,421
Retail REITs–0.24%
Realty Income Corp.	495	36,625
Simon Property Group, Inc.	255	27,703
		64,328
Semiconductor Equipment–0.73%
Applied Materials, Inc.	683	72,384
Enphase Energy, Inc.(b)	103	29,271
KLA Corp.	115	44,107
Lam Research Corp.	107	53,555
		199,317
Semiconductors–4.56%
Advanced Micro Devices, Inc.(b)	1,244	117,521
Analog Devices, Inc.	406	69,816
Broadcom, Inc.	307	164,392
GLOBALFOUNDRIES, Inc.(b)(c)	416	21,416
Intel Corp.	3,196	116,047
Marvell Technology, Inc.	666	37,083
Microchip Technology, Inc.	427	29,403
Micron Technology, Inc.	864	53,447
NVIDIA Corp.	1,874	340,375
ON Semiconductor Corp.(b)	340	22,705
QUALCOMM, Inc.	866	125,622
Skyworks Solutions, Inc.	123	13,392
Texas Instruments, Inc.	717	128,264
		1,239,483
Soft Drinks–1.68%
Coca-Cola Co. (The)	3,365	215,932
Keurig Dr Pepper, Inc.	613	23,748
Monster Beverage Corp.(b)	292	29,089
PepsiCo, Inc.	1,073	187,732
		456,501
Specialized REITs–1.40%
American Tower Corp.	362	98,040
Crown Castle, Inc.	336	60,702
Digital Realty Trust, Inc.	223	29,536
Equinix, Inc.	71	49,965
Extra Space Storage, Inc.	103	19,521
Public Storage	136	44,392
SBA Communications Corp., Class A	82	27,535
VICI Properties, Inc.(c)	845	28,891
Weyerhaeuser Co.	576	20,920
		379,502
Specialty Chemicals–0.68%
Albemarle Corp.	91	22,232
Celanese Corp.	85	9,988
DuPont de Nemours, Inc.	395	24,186
Ecolab, Inc.	194	32,043
International Flavors & Fragrances, Inc.	199	24,686
PPG Industries, Inc.	184	23,790
Sherwin-Williams Co. (The)	201	48,630
		185,555
Shares		Value
Specialty Stores–0.06%
Ulta Beauty, Inc.(b)	39	$15,168
Steel–0.10%
Nucor Corp.	202	27,432
Systems Software–6.99%
Crowdstrike Holdings, Inc., Class A(b)(c)	165	30,294
Fortinet, Inc.(b)	521	31,078
Microsoft Corp.	5,724	1,606,956
NortonLifeLock, Inc.	449	11,014
Oracle Corp.	1,184	92,162
Palo Alto Networks, Inc.(b)	76	37,931
ServiceNow, Inc.(b)	156	69,679
VMware, Inc., Class A	163	18,941
		1,898,055
Technology Distributors–0.07%
CDW Corp.	105	19,061
Technology Hardware, Storage & Peripherals–7.76%
Apple, Inc.	12,488	2,029,425
Hewlett Packard Enterprise Co.	1,025	14,596
HP, Inc.	797	26,612
NetApp, Inc.	174	12,411
Seagate Technology Holdings PLC	165	13,197
Western Digital Corp.(b)	239	11,735
		2,107,976
Tobacco–0.66%
Altria Group, Inc.	1,398	61,316
Philip Morris International, Inc.	1,204	116,969
		178,285
Trading Companies & Distributors–0.16%
Fastenal Co.	450	23,112
W.W. Grainger, Inc.	36	19,567
		42,679
Trucking–0.21%
Old Dominion Freight Line, Inc.	76	23,067
Uber Technologies, Inc.(b)	1,408	33,017
		56,084
Water Utilities–0.08%
American Water Works Co., Inc.	142	22,072
Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.(b)	431	61,659
Total Common Stocks & Other Equity Interests (Cost $20,068,961)		26,767,882
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.53% (Cost $20,068,961)		26,767,882
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.28%
Invesco Private Government Fund, 1.77%(d)(e)(f)	97,453	97,453
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	250,594	$250,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $348,050)		348,047
TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $20,417,011)		27,115,929
OTHER ASSETS LESS LIABILITIES—0.19%		52,250
NET ASSETS–100.00%		$27,168,179
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$32,778	$3,031,918	$(3,064,696)	$-	$-	$-	$124
Invesco Liquid Assets Portfolio, Institutional Class	33,013	2,165,656	(2,198,673)	(2)	6	-	124
Invesco Treasury Portfolio, Institutional Class	37,461	3,465,049	(3,502,510)	-	-	-	166
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	355,406	(257,953)	-	-	97,453	152*
Invesco Private Prime Fund	-	742,212	(491,606)	(3)	(9)	250,594	447*
Total	$103,252	$9,760,241	$(9,515,438)	$(5)	$(3)	$348,047	$1,013

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	43	September-2022	$(8,887,025)	$(268,168)	$(268,168)

(a)	Futures contracts collateralized by $574,579 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$26,767,882	$—	$—	$26,767,882
Money Market Funds	—	348,047	—	348,047
Total Investments in Securities	26,767,882	348,047	—	27,115,929
Other Investments - Liabilities*
Futures Contracts	(268,168)	—	—	(268,168)
Total Investments	$26,499,714	$348,047	$—	$26,847,761

*	Unrealized appreciation (depreciation).
Invesco U.S. Managed Volatility Fund